Equinox MutualHedge Futures Strategy Fund

Class A    MHFAX

Class C    MHFCX

Class I    MHFIX

(a series of Northern Lights Fund Trust)

Supplement dated October 24, 2014

to the Prospectus dated January 28, 2014

As of October 31, 2014, Richard Bornhoft, Ajay Dravid and Rufus Rankin will be primarily responsible for the day-to-day management of Equinox MutualHedge Futures Strategy Fund (the “Fund”). As of the same date, Afroz Qadeer and Sue Osborne will no longer be members of the portfolio management team for the Fund. The investment objective, principal investment strategies and principal risks of the Fund will not change.

The following replaces the information in the section titled “Portfolio Manager” on pages 10 and 23 of the Prospectus:

Portfolio Managers:    Richard Bornhoft, Chief Investment Officer of the Adviser, has been the Fund’s portfolio manager since its inception on December 31, 2009. Ajay Dravid, Managing Director of Portfolio Management for the Adviser, and Rufus Rankin, Director of Portfolio Management for the Adviser, each joined the Fund’s portfolio management team on October 31, 2011.

The following replaces the information in the section titled “Portfolio Manager” on page 23 of the Prospectus:

PORTFOLIO MANAGERS:

Richard Bornhoft is a Co-Founder and the Chief Investment Officer of the Adviser. He leads the Adviser’s Portfolio Management Team and is responsible for day-to-day investment decisions for the Fund. Mr. Bornhoft has over 30 years of experience in the alternative investment industry. He specializes in the creation, evaluation, and risk monitoring of managed futures investment portfolios for institutional and individual investors. Mr. Bornhoft began his career directing hedging strategies for mortgage and agricultural companies and banks, and subsequently as a systematic CTA. Mr. Bornhoft co-founded one of the first multiple-CTA managed futures funds in 1983, and his own futures investment advisory firm in 1985. Over the course of his career, Mr. Bornhoft has financially engineered and directed the research, design and on-going management of multiple-CTA managed futures portfolios for approximately 20 pension plans, corporations and banking institutions throughout the world. He has served on numerous arbitration boards and committees of regulatory and industry organizations. Mr. Bornhoft earned his BS in Agricultural Business from Colorado State University. He holds securities licenses Series 63 and CFTC/NFA Series 3.

Dr. Ajay Dravid is the Managing Director of Portfolio Strategy for the Adviser and joined the Adviser in 2011. Dr. Dravid has also been appointed as Chief Investment Officer of Equinox Institutional Asset Management, LP, an affiliate of the Adviser, effective on November 1, 2014. As a co-portfolio manager of Equinox’s mutual funds, Dr. Dravid is involved in day-to-day portfolio and risk management, as well as in developing and structuring new products. Prior to joining Equinox, he was a consultant and a member of the Executive Committee of The Frontier Fund. Dr. Dravid has more than 30 years of experience in industry, academia, and financial services. From 2004 to 2006, he was President of Saranac Capital Management, a separate entity spun out from Citigroup to manage more than $3 billion in hedge fund assets. From 1996 to 2004, he was a Director and then a Managing Director at Salomon Brothers and Citigroup, where he helped to build and manage the hedge fund business and platforms. He was a co-portfolio manager for the Multi-Strategy Arbitrage funds, a quantitative analyst for Equity Long-Short funds, and the head of the Risk Committee. He was also involved in the structuring and marketing of funds and in client service. From 1993 to 1996, Dr. Dravid was a Vice President in the Asset Allocation Research Group of Salomon Brothers. Prior to this, he was an Assistant Professor of Finance at the Wharton School.

Dr. Dravid has published numerous papers in leading academic and practitioner journals including Journal of Finance, Journal of Financial Economics, and Journal of Derivatives. Dr. Dravid received a BSc in Physics from the University of Poona (India), an MA in Physics from SUNY at Stony Brook, an MBA in Finance and Marketing from the University of Rochester, and a PhD in Finance from the Graduate School of Business at Stanford University. He holds securities license Series 7 and CFTC/NFA Series 3 registration.

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Dr. Rufus Rankin is the Adviser’s Director of Portfolio Management and joined the Adviser in 2011. Dr. Rankin has also been appointed as Director of Portfolio Management for Equinox Institutional Asset Management, LP, an affiliate of the Adviser, effective on November 1, 2014. Dr. Rankin works on the conception, development and implementation of new products and distribution strategies for investment products managed by Equinox, a role that requires daily contact with and evaluation of CTAs, and other alternative investment managers. He is a co-portfolio manager of the firm’s mutual funds. Prior to his current role, he was Product Development Manager at Solon Capital, LLC, an affiliate of the Adviser. Before then, he performed sales at SEI from August 2005 to February 2009, and was previously at Morgan Stanley from September 2004 to August 2005. Dr. Rankin holds a BA in Philosophy and a Masters in International Studies from North Carolina State University and a Doctorate of Business Administration from Grenoble Ecole de Management. His doctoral dissertation focused on statistical methods of enhancing multi-manager and multi-asset portfolio diversification, with an emphasis on portfolios of CTAs and Hedge Funds.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

The information in this supplement contains new and additional information beyond that in the Prospectus, dated January 28, 2014 and Statement of Additional Information (“SAI”), dated January 28, 2014, as updated. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

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Equinox MutualHedge Futures Strategy Fund

Class A    MHFAX

Class C    MHFCX

Class I    MHFIX

(a series of Northern Lights Fund Trust)

Supplement dated October 24, 2014

to the Statement of Additional Information (“SAI”) dated January 28, 2014

As of October 31, 2014, Richard Bornhoft, Ajay Dravid and Rufus Rankin will be primarily responsible for the day-to-day management of Equinox MutualHedge Futures Strategy Fund (the “Fund”). As of the same date, Afroz Qadeer and Sue Osborne will no longer be members of the portfolio management team for the Fund. The investment objective, principal investment strategies and principal risks of the Fund will not change.

The following replaces the information in the section titled “Portfolio Manager” on page 18 of the SAI:

PORTFOLIO MANAGER

This section supplements the information about Richard Bornhoft, Ajay Dravid and Rufus Rankin, the Funds’ portfolio management team, provided in the Prospectus under the heading “Portfolio Managers,” and includes information about other accounts managed, the dollar range of Fund shares owned and compensation.

Compensation.    Mr. Bornhoft is the controlling principal of The Bornhoft Group Corporation, an owner of the Adviser. Mr. Bornhoft is compensated through an indirect ownership stake in the Adviser. As of September 30, 2014, Mr. Bornhoft, Dr. Dravid, and Dr. Rankin are each paid a fixed salary and discretionary bonus by the Adviser, which is contingent upon the overall performance of the Adviser and each individual’s contribution to the Adviser’s performance, and is not directly contingent upon the performance of the Funds. Each of Mr. Bornhoft, Dr. Dravid and Dr. Rankin has been granted shares of the Fund by the Adviser as additional compensation. Dr. Dravid and Dr. Rankin have also been granted equity interests in Equinox Financial Group, LLC (“EFG”), a majority owner of the Adviser and its affiliates, which allows them to share in a certain portion of the business profits earned by EFG and its subsidiaries, including the Adviser.

Fund Shares Owned by the Portfolio Managers.    As of September 30, 2014, Mr. Bornhoft owned between $10,000-$50,000 of shares of the Fund. Each of Dr. Dravid and Dr. Rankin owned between $1-$10,000 of shares of the Fund as of September 30, 2014.

Other Accounts.    In addition to the Fund, Mr. Bornhoft, Dr. Dravid, and Mr. Rankin are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of September 30, 2014.

Richard Bornhoft

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	N/A	N/A	N/A	N/A
Other Pooled Investment Vehicles	44	$196,661,766	44	$196,661,766
Other Accounts	N/A	N/A	N/A	N/A

Ajay Dravid

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	6	$765,317,599	N/A	N/A
Other Pooled Investment Vehicles	1	$153,907,766	1	$153,907,766
Other Accounts	N/A	N/A	N/A	N/A

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Rufus Rankin

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	6	$765,317,599	N/A	N/A
Other Pooled Investment Vehicles	1	$153,907,766	1	$153,907,766
Other Accounts	N/A	N/A	N/A	N/A

Conflicts of Interests.    The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of each Fund’s investments, on the one hand, and the investments of the other accounts referenced above, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of a Fund’s trade, whereby the portfolio managers could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Proxy Voting Policies.    The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by a Fund to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of each Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. A copy of the Adviser’s Proxy Voting Policies is attached hereto as Appendix C.

More information.    Information regarding how a Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30th will be available (1) without charge, upon request, by calling the Fund at 1-888-643-3431; and (2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. In addition, a copy of the Funds’ proxy voting policies and procedures are also available by calling 1-888- 643-3431; and will be sent within three business days of receipt of a request.

The information in this supplement contains new and additional information beyond that in the Prospectus, dated January 28, 2014, as updated, and Statement of Additional Information (“SAI”), dated January 28, 2014. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

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